Condensed Interim Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Current assets
Cash	$ 5,087,086	$ 5,131,510
Amounts receivable and other assets	106,606	218,351
Marketable securities	96,837	139,284
Total Current Assets	5,290,529	5,489,145
Non-current assets
Restricted cash	539,834	539,834
Right-of-use asset	47,076	62,208
Total assets	5,877,439	6,091,187
Current liabilities
Accounts payable and accrued liabilities	577,390	1,180,863
Advanced contributions received	1,566,966	4,124,349
Balance due to related parties	132,146	530,512
Flow through liability	769,231	0
Lease liability	22,754	20,696
Total current liabilities	3,068,487	5,856,420
Non-current liabilities
Director's loan	747,148	648,005
Lease Liability	34,890	52,207
Total liabilities	3,850,525	6,556,632
Shareholders' equity
Share capital	67,236,421	65,228,921
Reserves	4,327,722	4,289,896
Accumulated deficit	(69,537,229)	(69,984,263)
Stockholders' Equity	2,026,914	(465,446)
Total liabilities and shareholders' equity	$ 5,877,439	$ 6,091,186